Derivative Liability - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative liability - warrants	$ 26,493,000	$ 9,000
Total	26,493,000	9,000
Fair Value [Member]
Derivatives, Fair Value [Line Items]
Derivative liability - warrants	26,493,000
Total	26,493,000
Carrying Value [Member]
Derivatives, Fair Value [Line Items]
Derivative liability - warrants		9,000
Total		9,000
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative liability - warrants	26,493,000	9,000
Total	$ 26,493,000	$ 9,000